Consolidated Statements of Operations and Comprehensive Income (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
Net sales	$ 81,083,384	$ 69,652,705	$ 57,468,866
Cost of goods sold	(70,817,320)	(59,008,973)	(50,403,138)
Gross profit	10,266,064	10,643,732	7,065,728
Selling, general and administrative expenses	(16,254,968)	(10,612,458)	(11,317,767)
Other operating income, net		28,589	1,137,580
Operating profit (loss)	(5,988,904)	59,863	(3,114,459)
Interest income, net	1,504,166	95,477	536,187
Other income (expenses), net	845,806	1,116,279	370,274
Income (Loss) from continuing operations before income taxes	(3,638,932)	1,271,619	(2,207,998)
Income tax (expense) benefit	841,900	(1,228,625)	(204,122)
Income (Loss) from continuing operations	(2,797,032)	42,994	(2,412,120)
Income (Loss) from discontinued operations, net of tax	725,773	1,374,342	(1,775,879)
Net income (loss)	(2,071,259)	1,417,336	(4,187,999)
Other comprehensive income
Foreign currency translation adjustments	989,852	2,277,759	2,304,636
Release of unrealized loss on available-for-sale investments, net of income tax of nil		643	1,877
Unrealized gain on available-for-sale investments, net of income tax of nil	22,495	24,600	11,092
Unrealized loss on available-for-sale investments, net of income tax of nil		(643)
Total comprehensive income (loss)	(1,058,912)	3,719,052	(1,870,394)
Less: Comprehensive income (loss) attributable to non-controlling interests
Net income (loss)	107,958	(6,659)	175,028
Foreign currency translation adjustments	(52)	454	(458)
Total comprehensive income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	(951,006)	3,712,847	(1,695,824)
Income (Loss) from continuing operations	(2,797,032)	42,994	(2,412,120)
Net income (loss) attributable to non-controlling interests	107,958	(6,659)	175,028
Income (Loss) from continuing operations attributable to shareholders of Global-Tech Advanced Innovations Inc.	(2,689,074)	36,335	(2,237,092)
Income (Loss) from discontinued operations	725,773	1,374,342	(1,775,879)
Net income (loss) attributable to shareholders of Global-Tech Advanced Innovations Inc.	$ (1,963,301)	$ 1,410,677	$ (4,012,971)
Basic and diluted earnings (loss) from continuing operations per share of common stock	$ (0.88)	$ 0.01	$ (0.74)
Basic and diluted earnings (loss) per share of common stock	$ (0.65)	$ 0.46	$ (1.32)
Basic and diluted weighted average number of shares of common stock	3,040,310	3,039,727	3,039,454